THE NOTTINGHAM INVESTMENT TRUST II

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THE BROWN CAPITAL MANAGEMENT BALANCED FUND

THE BROWN CAPITAL MANAGEMENT EQUITY FUND

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

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Supplement to the Institutional Shares Prospectus

January 17, 2008

This Supplement to the Institutional Shares Prospectus dated July 30, 2007 (“Prospectus”) for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (“Funds”), each a series of The Nottingham Investment Trust II, updates the Prospectus to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Funds’ Prospectus, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

The Prospectus is being revised to clarify the disclosure regarding the investment objective of The Brown Capital Management Mid-Cap Fund. On page 5 of the Prospectus, the paragraph under the section entitled “Goal” is being replaced in its entirety with the following:

“The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  On December 31, 2007, the market value of companies in the Russell Midcap® Growth Index varied from approximately $624 million to approximately $42.1 billion.  The Mid-Cap Fund will not be limited to investing in securities of companies in any particular market. The Mid-Cap Fund also offers Investor Shares in another prospectus.”

The revisions described in this Supplement will become effective on March 17, 2008.

Investors Should Retain This Supplement for Future Reference

THE NOTTINGHAM INVESTMENT TRUST II

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THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

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Supplement to the Investor Shares Prospectus

January 17, 2008

This Supplement to the Investor Shares Prospectus dated July 30, 2007 (“Prospectus”) for The Brown Capital Management Mid-Cap Fund (“Fund”), a series of The Nottingham Investment Trust II, updates the Prospectus to include additional information as described below. For further information, please contact the Fund toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Fund’s Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The Prospectus is being revised to clarify the disclosure regarding the investment objective of the Fund. On page 2 of the Prospectus, the first sentence under the section entitled “INVESTMENT OBJECTIVE” is replaced in its entirety with the following:

“The Brown Capital Management Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.”

Additionally, on page 2 of the Prospectus, the following section is hereby inserted under the section entitled “PRINCIPAL INVESTMENT STRATEGY”:

“Goal

The Brown Capital Management Mid-Cap Fund seeks to achieve its investment objective by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies. The investment advisor to the Fund, Brown Capital Management, Inc. (“Advisor”), considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  On December 31, 2007, the market value of companies in the Russell Midcap® Growth Index varied from approximately $624 million to approximately $42.1 billion.  The Fund will not be limited to investing in securities of companies in any particular market. The Fund, a diversified series of The Nottingham Investment Trust II (“Trust”), also offers Institutional Shares in another prospectus.”

The revisions described in this Supplement will become effective on March 17, 2008.

Investors Should Retain This Supplement for Future Reference